                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RMR Advisors, Inc.
                 --------------------------------
   Address:      Two Newton Place
                 --------------------------------
                 255 Washington Street, Suite 300
                 --------------------------------
                 Newton, MA 02458
                 --------------------------------

Form 13F File Number: 28-10878
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adam D. Portnoy
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-332-9530
         -------------------------------

Signature, Place, and Date of Signing:

        /s/Adam D. Portnoy               Newton, Ma       August 9, 2012
   -------------------------------   -----------------   ----------------
           [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 115
                                        --------------------

Form 13F Information Table Value Total: $135,124
                                        --------------------
                                            (thousands)
List of Other Included Managers:        None

                           FORM 13F INFORMATION TABLE

                                                     VALUE                                INVESTMENT  OTHER
NAME OF ISSUER          TITLE OF CLASS    CUSIP   (X $1,000)  AMOUNT AND TYPE OF SECURITY DISCRETION MANAGERS    VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                              SHRS OR
                                                              PRN AMT SH/PRN   PUT/CALL                        SOLE   SHARED   NONE
                                                              ------- ------ ------------                     ------- ------- ------
AGREE REALTY CORP             COM       008492100         170   7,700   SH                   SOLE               7,700      -
ALEXANDRIA REAL ESTATE
 EQUIT                        COM       015271109       2,109  29,000   SH                   SOLE              29,000      -
ANNALY CAPITAL
 MANAGEMENT IN                COM       035710409         923  55,000   SH                   SOLE              55,000      -
ASHFORD HOSPITALITY
 TRUST                      COM SHS     044103109         464  55,000   SH                   SOLE              55,000      -
ASHFORD HOSPITALITY
 TRUST                        Pfd       044103505       1,181  45,000   SH                   SOLE              45,000      -
AMERICAN CAMPUS
 COMMUNITIES                  COM       024835100         940  20,900   SH                   SOLE              20,900      -
APARTMENT INVT + MGMT
 CO  A                       CL A       03748R101         777  28,745   SH                   SOLE              28,745      -
ASSOCIATED ESTATES
 REALTY CP                    COM       045604105       2,762 184,778   SH                   SOLE             184,778      -
AVALONBAY COMMUNITIES
 INC                          COM       053484101       3,618  25,575   SH                   SOLE              25,575      -
BEAZER HOMES USA INC          COM       07556Q105         114  35,000   SH                   SOLE              35,000      -
BIOMED REALTY TRUST INC       COM       09063H107       1,270  68,000   SH                   SOLE              68,000      -
BLACKROCK CREDIT ALL
 INC TR                       COM       092508100         258  19,451   SH                   SOLE              19,451      -
BOSTON PROPERTIES INC         COM       101121101       2,222  20,500   SH                   SOLE              20,500      -
BRANDYWINE REALTY TRUST SH BEN INT NEW  105368203       1,978 160,300   SH                   SOLE             160,300      -
BRE PROPERTIES INC           CL A       05564E106       1,240  24,800   SH                   SOLE              24,800      -
BROOKFIELD OFFICE
 PROPERTIES                   COM       112900105         383  22,000   SH                   SOLE              22,000      -
CAPLEASE INC                  COM       140288101         620 149,498   SH                   SOLE             149,498      -
CBL + ASSOCIATES
 PROPERTIES                   COM       124830100       1,641  84,000   SH                   SOLE              84,000      -
CBRE GROUP INC               CL A       12504L109         327  11,900   SH                   SOLE              11,900      -
CEDAR REALTY TRUST INC      COM New     150602209         585 115,810   SH                   SOLE             115,810      -
CHATHAM LODGING TRUST         COM       16208T102         439  30,749   SH                   SOLE              30,749      -
CHESAPEAKE LODGING
 TRUST                     SH BEN INT   165240102       1,054  61,200   SH                   SOLE              61,200      -
COHEN + STEERS
 INFRASTRUCTURE               COM       19248A109         521  30,278   SH                   SOLE              30,278      -
COHEN + STEERS QUALITY
 RLTY                         COM       19247L106       1,048 100,297   SH                   SOLE             100,297      -
COLONIAL PROPERTIES
 TRUST                   COM SH BEN INT 195872106       1,280  57,800   SH                   SOLE              57,800      -
CORPORATE OFFICE
 PROPERTIES                SH BEN INT   22002T108         952  40,500   SH                   SOLE              40,500      -
CUBESMART                     COM       229663109         292  15,000   SH                   SOLE              15,000      -
COUSINS PROPERTIES INC        COM       222795106         363  46,833   SH                   SOLE              46,833      -
DOUGLAS EMMETT INC            COM       25960P109         908  39,322   SH                   SOLE              39,322      -
DCT INDUSTRIAL TRUST
 INC                          COM       233153105       1,070 169,800   SH                   SOLE             169,800      -
DDR CORP                      COM       23317H102         688  47,000   SH                   SOLE              47,000      -
DIAMONDROCK HOSPITALITY
 CO                           COM       252784301         567  55,603   SH                   SOLE              55,603      -
DIGITAL REALTY TRUST
 INC                          COM       253868103       1,659  22,100   SH                   SOLE              22,100      -
DR HORTON INC                 COM       23331A109         864  47,000   SH                   SOLE              47,000      -
DUKE REALTY CORP            COM New     264411505         675  46,100   SH                   SOLE              46,100      -
DUPONT FABROS
 TECHNOLOGY                   COM       26613Q106         457  16,000   SH                   SOLE              16,000      -
EASTGROUP PROPERTIES
 INC                          COM       277276101         709  13,300   SH                   SOLE              13,300      -
EATON VANCE ENHANCED
 EQUITY IN                    COM       278277108         376  35,388   SH                   SOLE              35,388      -
EDUCATION REALTY TRUST
 INC                          COM       28140H104          75   6,737   SH                   SOLE               6,737      -
ENTERTAINMENT
 PROPERTIES TR          COM SH BEN INT  29380T105       3,439  83,650   SH                   SOLE              83,650      -
EQUITY ONE INC                COM       294752100         837  39,500   SH                   SOLE              39,500      -
EQUITY RESIDENTIAL        SH BEN INT    29476L107       5,238  84,000   SH                   SOLE              84,000      -
ESSEX PROPERTY TRUST
 INC                          COM       297178105       1,616  10,500   SH                   SOLE              10,500      -
EXCEL TRUST INC               COM       30068C109       1,239 103,568   SH                   SOLE             103,568      -
FELCOR LODGING TRUST
 INC                          COM       31430F101          47  10,000   SH                   SOLE              10,000      -
FELCOR LODGING TRUST
 INC                    PFD CV A $1.95  31430F200       1,912  73,000   SH                   SOLE              73,000      -
FIRST POTOMAC REALTY
 TRUST                        COM       33610F109         177  15,000   SH                   SOLE              15,000      -
FRANKLIN STREET
 PROPERTIES C                 COM       35471R106         265  25,000   SH                   SOLE              25,000      -
GETTY REALTY CORP             COM       374297109         421  22,000   SH                   SOLE              22,000      -
GLADSTONE COMMERCIAL
 CORP                         COM       376536108         146   8,781   SH                   SOLE               8,781      -
GLIMCHER REALTY TRUST     SH BEN INT    379302102       2,061 201,700   SH                   SOLE             201,700      -
HCP INC                       COM       40414L109       5,145 116,530   SH                   SOLE             116,530      -
HEALTH CARE REIT INC          COM       42217K106       1,411  24,200   SH                   SOLE              24,200      -
HEALTHCARE REALTY TRUST
 INC                          COM       421946104         310  13,000   SH                   SOLE              13,000      -
HERSHA HOSPITALITY
 TRUST                   SH BEN INT A   427825104       1,798 340,583   SH                   SOLE             340,583      -
HIGHWOODS PROPERTIES
 INC                          COM       431284108       1,746  51,900   SH                   SOLE              51,900      -
HOME PROPERTIES INC           COM       437306103         491   8,000   SH                   SOLE               8,000      -
HOST HOTELS + RESORTS
 INC                          COM       44107P104         380  24,000   SH                   SOLE              24,000      -
HUDSON PACIFIC
 PROPERTIES IN                COM       444097109         409  23,500   SH                   SOLE              23,500      -
HYATT HOTELS CORP
 CL A                       COM CL A    448579102         465  12,500   SH                   SOLE              12,500      -
INLAND REAL ESTATE CORP     COM New     457461200       1,142 136,300   SH                   SOLE             136,300      -
INVESTORS REAL ESTATE
 TRUST                    SH BEN INT    461730103         203  25,700   SH                   SOLE              25,700      -
KILROY REALTY CORP            COM       49427F108       1,336  27,600   SH                   SOLE              27,600      -
KIMCO REALTY CORP             COM       49446R109       2,093 110,000   SH                   SOLE             110,000      -
KITE REALTY GROUP TRUST       COM       49803T102         726 145,503   SH                   SOLE             145,503      -
LAS VEGAS SANDS CORP          COM       517834107         391   9,000   SH                   SOLE               9,000      -
LASALLE HOTEL
 PROPERTIES             COM SH BEN INT  517942108         291  10,000   SH                   SOLE              10,000      -
LENNAR CORP A                CL A       526057104         309  10,000   SH                   SOLE              10,000      -
LEXINGTON REALTY TRUST        COM       529043101       1,855 219,058   SH                   SOLE             219,058      -
LIBERTY PROPERTY TRUST    SH BEN INT    531172104       2,569  69,737   SH                   SOLE              69,737      -
LTC PROPERTIES INC            COM       502175102       1,535  42,300   SH                   SOLE              42,300      -
MACERICH CO/THE               COM       554382101       1,681  28,470   SH                   SOLE              28,470      -
MACK CALI REALTY CORP         COM       554489104       1,687  58,030   SH                   SOLE              58,030      -
MARRIOTT INTERNATIONAL
 INC NEW                     CL A       571903202         196   5,000   SH                   SOLE               5,000      -
MEDICAL PROPERTIES
 TRUST INC                    COM       58463J304       2,783 289,320   SH                   SOLE             289,320      -
MFA FINANCIAL INC             COM       55272X102         672  85,148   SH                   SOLE              85,148      -
MID AMERICA APARTMENT
 COMM                         COM       59522J103       1,372  20,100   SH                   SOLE              20,100      -
MPG OFFICE TRUST INC          COM       553274101          48  24,000   SH                   SOLE              24,000      -
NATIONAL RETAIL
 PROPERTIES                   COM       637417106       3,802 134,400   SH                   SOLE             134,400      -
NATL HEALTH INVESTORS
 INC                          COM       63633D104       2,442  47,958   SH                   SOLE              47,958      -
NUVEEN REAL ESTATE
 INCOME FUND                  COM       67071B108          40   3,700   SH                   SOLE               3,700      -
OMEGA HEALTHCARE
 INVESTORS                    COM       681936100         275  12,200   SH                   SOLE              12,200      -
ONE LIBERTY PROPERTIES
 INC                          COM       682406103         942  50,000   SH                   SOLE              50,000      -
PARKWAY PROPERTIES INC        COM       70159Q104         143  12,500   SH                   SOLE              12,500      -
PENN REAL ESTATE INVEST
 TST                      SH BEN INT    709102107       1,080  72,118   SH                   SOLE              72,118      -
PEBBLEBROOK HOTEL TRUST       COM       70509V100       1,005  43,100   SH                   SOLE              43,100      -
POST PROPERTIES INC           COM       737464107         715  14,600   SH                   SOLE              14,600      -
PROLOGIS INC                  COM       74340W103       1,432  43,088   SH                   SOLE              43,088      -
PUBLIC STORAGE                COM       74460D109       2,585  17,900   SH                   SOLE              17,900      -
RAMCO GERSHENSON
 PROPERTIES TR           COM SH BEN INT 751452202       1,724 137,128   SH                   SOLE             137,128      -
REALTY INCOME CORP            COM       756109104         998  23,900   SH                   SOLE              23,900      -
REGENCY CENTERS CORP          COM       758849103         718  15,100   SH                   SOLE              15,100      -
RLJ LODGING TRUST             COM       74965L101         714  39,400   SH                   SOLE              39,400      -
SABRA HEALTH CARE
 REIT INC                     COM       78573L106         806  47,100   SH                   SOLE              47,100      -
SIMON PROPERTY GROUP
 INC                          COM       828806109       4,402  28,279   SH                   SOLE              28,279      -
SL GREEN REALTY CORP          COM       78440X101       1,837  22,900   SH                   SOLE              22,900      -
SOVRAN SELF STORAGE INC       COM       84610H108         250   5,000   SH                   SOLE               5,000      -
ST JOE CO/THE                 COM       790148100          79   5,000   SH                   SOLE               5,000      -
STAG INDUSTRIAL INC           COM       85254J102         871  59,709   SH                   SOLE              59,709      -
STARWOOD HOTELS +
 RESORTS                      COM       85590A401         583  11,000   SH                   SOLE              11,000      -
STANDARD PACIFIC CORP         COM       85375C101         371  60,000   SH                   SOLE              60,000      -
STRATEGIC HOTELS +
 RESORTS I                    COM       86272T106         194  30,000   SH                   SOLE              30,000      -
SUMMIT HOTEL PROPERTIES
 INC                          COM       866082100          13   1,600   SH                   SOLE               1,600      -
SUN COMMUNITIES INC           COM       866674104       1,758  39,726   SH                   SOLE              39,726      -
SUNSTONE HOTEL
 INVESTORS INC                COM       867892101         165  15,000   SH                   SOLE              15,000      -

SUNSTONE HOTEL
 INVESTORS              CV 8% CUM PFD-D 867892507       2,762 108,739   SH                   SOLE             108,739      -
SUPERTEL HOSPITALITY
 INC                          COM       868526104          80  84,642   SH                   SOLE              84,642      -
TANGER FACTORY OUTLET
 CENTER                       COM       875465106         346  10,800   SH                   SOLE              10,800      -
URSTADT BIDDLE
 CLASS A                     CL A       917286205         826  41,800   SH                   SOLE              41,800      -
UDR INC                       COM       902653104       1,008  39,000   SH                   SOLE              39,000      -
UMH PROPERTIES INC            PFD       903002202         777  30,000   SH                   SOLE              30,000      -
VENTAS INC                    COM       92276F100       5,454  86,397   SH                   SOLE              86,397      -
VORNADO REALTY TRUST      SH BEN INT    929042109       3,304  39,335   SH                   SOLE              39,335      -
WASHINGTON REIT           SH BEN INT    939653101         953  33,500   SH                   SOLE              33,500      -
WEINGARTEN REALTY
 INVESTORS                SH BEN INT    948741103       1,649  62,600   SH                   SOLE              62,600      -